Segments (Tables)	6 Months Ended
Jun. 30, 2023
Segment Reporting [Abstract]
Schedule of segments

	Central processing algorithm services	Intelligent chips and services	Total for the six months ended June 30, 2022	Total for the six months ended June 30, 2022
	RMB	RMB	RMB	USD
			(Unaudited)	(Unaudited)
Revenues	260,914,275	84,859,926	345,774,201	51,520,428
Cost of revenues	195,787,710	80,636,748	276,424,458	41,187,302
Gross profit	65,126,565	4,223,178	69,349,743	10,333,126
Depreciation and amortization	867,243	3,598,875	4,466,118	665,453
Total capital expenditures	1,226,718	-	1,226,718	182,781

	Central processing algorithm services	Intelligent chips and services	Total for the six months ended June 30, 2023	Total for the six months ended June 30, 2023
	RMB	RMB	RMB	USD
			(Unaudited)	(Unaudited)
Revenues	253,706,643	9,935,513	263,642,156	38,069,970
Cost of revenues	173,201,125	9,894,059	183,095,184	26,438,974
Gross profit	80,505,518	41,454	80,546,972	11,630,996
Depreciation and amortization	528,001	13,553	541,554	78,200
Total capital expenditures	79,977,517	27,901	80,005,418	11,552,796

Total assets as of:

	December 31, 2022	June 30, 2023	June 30, 2023
	RMB	RMB	USD
		(Unaudited)	(Unaudited)
Central processing algorithm services	332,817,563	518,927,864	71,815,975
Intelligent chips and services	169,237,685	-	-
Total assets	502,055,248	518,927,864	71,815,975

Schedule of disaggregation revenue

	Total for the six months ended June 30, 2022	Total for the six months ended June 30, 2023	Total for the six months ended June 30, 2023
	RMB	RMB	USD
			(Unaudited)
Mainland PRC revenues	262,080,149	253,706,643	36,635,280
International revenues	83,694,052	9,935,513	1,434,690
Total revenues	345,774,201	263,642,156	38,069,970